RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Schedule of components of research and development costs
The components of research and development costs consist of the following:

	2021	2020
Gross research and development	$71,592	$86,506
COVID-19 government assistance (note 9)	(2,941)	(4,186)
Government research tax credits	(226)	(291)
	$68,425	$82,029